UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Eidelman Virant Capital

Address:   8000 Maryland Avenue
           Suite 380
           Saint Louis, Missouri 63105


Form 13F File Number: 028-14231


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rob Bertman
Title:  Chief Compliance Officer
Phone:  314-727-0519

Signature,  Place,  and  Date  of  Signing:

/s/ Rob Bertman                    Saint Louis, MO                    11/8/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             113

Form 13F Information Table Value Total:  $     	 97,941
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS     SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- -------- -------- --------
1ST CONSTITUTION BANCORP       COM              31986N102      155    23550 SH       SOLE                 23550    0        0
AMERIANA BANCORP               COM              023613102       62    16500 SH       SOLE                 16500    0        0
AMERICAN PAC CORP              COM              028740108      112    15323 SH       SOLE                 15323    0        0
APPLE INC                      COM              037833100      252      660 SH       SOLE                   660    0        0
ARCH COAL INC                  COM              039380100     3407   233650 SH       SOLE                233650    0        0
ASTROTECH CORP                 COM              046484101        6    10000 SH       SOLE                 10000    0        0
AT&T INC                       COM              00206R102      736    25816 SH       SOLE                 25816    0        0
BALLANTYNE STRONG INC          COM              058516105       39    12500 SH       SOLE                 12500    0        0
BAR HBR BANKSHARES             COM              066849100      283    10100 SH       SOLE                 10100    0        0
BLOUNT INTL INC NEW            COM              095180105     2538   190000 SH       SOLE                190000    0        0
BP PLC                         SPONSORED ADR    055622104     1775    49217 SH       SOLE                 49217    0        0
BRITTON & KOONTZ CAP CORP      COM              111091104      655    99815 SH       SOLE                 99815    0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109      472    30000 SH       SOLE                 30000    0        0
CASELLA WASTE SYS INC	       CL A             147448104      579   110000 SH       SOLE                110000    0        0
CATERPILLAR INC DEL            COM              149123101      509     6896 SH       SOLE                  6896    0        0
CENTURYLINK INC                COM              156700106      609    18386 SH       SOLE                 18386    0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     4703   100400 SH       SOLE                100400    0        0
CHESAPEAKE ENERGY CORP         COM              165167107      984    38525 SH       SOLE                 38525    0        0
CHIMERA INVT CORP	       COM	        16934Q109      518   187000 SH       SOLE                187000    0        0
CITIGROUP INC                  COM              172967101     1104    43105 SH       SOLE                 43105    0        0
COCA COLA CO                   COM              191216100      542     8025 SH       SOLE                  8025    0        0
CODORUS VY BANCORP INC         COM              192025104      265    27771 SH       SOLE                 27771    0        0
CONOCOPHILLIPS                 COM              20825C104      514     8122 SH       SOLE                  8122    0        0
CONSOL ENERGY INC              COM              20854P109     3070    90484 SH       SOLE                 90484    0        0
CONSUMER PORTFOLIO SVCS INC    COM              210502100      132   133111 SH       SOLE                133111    0        0
CPI CORP                       COM              125902106      866   139611 SH       SOLE                139611    0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     3493   465706 SH       SOLE                465706    0        0
DNB FINL CORP                  COM              233237106      369    38523 SH       SOLE                 38523    0        0
DOT HILL SYS CORP              COM              25848T109       15    10000 SH       SOLE                 10000    0        0
DYNAVAX TECHNOLOGIES CORP      COM              268158102       30    16200 SH       SOLE                 16200    0        0
EDIETS COM INC                 COM NEW          280597204       20    15945 SH       SOLE                 15945    0        0
ENTERPRISE FINL SVCS CORP      COM              293712105      421    31000 SH       SOLE                 31000    0        0
EXACTECH INC                   COM              30064E109      145    10300 SH       SOLE                 10300    0        0
EXIDE TECHNOLOGIES             COM NEW          302051206      672   168100 SH       SOLE                168100    0        0
EXXON MOBIL CORP               COM              30231G102      387     5334 SH       SOLE                  5334    0        0
FEDERAL MOGUL CORP             COM              313549404      774    52500 SH       SOLE                 52500    0        0
FIRST BUS FINL SVCS INC WI     COM              319390100     2825   177325 SH       SOLE                177325    0        0
FIRST M & F CORP               COM              320744105      214    67650 SH       SOLE                 67650    0        0
FIRST SOUTH BANCORP INC VA     COM              33646W100       69    18985 SH       SOLE                 18985    0        0
FORCE PROTECTION INC           COM NEW          345203202      441   114500 SH       SOLE                114500    0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      169    17500 SH       SOLE                 17500    0        0
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     6298   271450 SH       SOLE                271450    0        0
GENCORP INC                    COM              368682100     1041   231955 SH       SOLE                231955    0        0
GLEN BURNIE BANCORP            COM              377407101      194    24741 SH       SOLE                 24741    0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      680     7191 SH       SOLE                  7191    0        0
GRAFTECH INTL LTD              COM              384313102     1505   118500 SH       SOLE                118500    0        0
HARBINGER GROUP INC            COM              41146A106      820   161783 SH       SOLE                161783    0        0
HARDINGE INC                   COM              412324303      148    18100 SH       SOLE                 18100    0        0
HEXCEL CORP NEW                COM              428291108     2384   107600 SH       SOLE                107600    0        0
HOMEOWNERS CHOICE INC          COM              43741E103       65    10000 SH       SOLE                 10000    0        0
HOPFED BANCORP INC             COM              439734104      478    83493 SH       SOLE                 83493    0        0
HORIZON BANCORP IND            COM              440407104     1548    58426 SH       SOLE                 58426    0        0
INDIANA COMMUNITY BANCORP      COM              454674102      511    34500 SH       SOLE                 34500    0        0
ING PRIME RATE TR              SH BEN INT       44977W106      102    20000 SH       SOLE                 20000    0        0
INSTEEL INDUSTRIES INC         COM              45774W108      604    60000 SH       SOLE                 60000    0        0
INTEGRATED ELECTRICAL SVC      COM              45811E301       61    30341 SH       SOLE                 30341    0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1312     7500 SH       SOLE                  7500    0        0
INVESCO VAN KAMPEN SR INC TR   COM              46131H107      193    45839 SH       SOLE                 45839    0        0
ITURAN LOCATION AND CONTROL    SHS              M6158M104      147    12605 SH       SOLE                 12605    0        0
JETBLUE AIRWAYS CORP           COM              477143101      102    24900 SH       SOLE                 24900    0        0
JOHNSON & JOHNSON              COM              478160104     1168    18340 SH       SOLE                 18340    0        0
KANSAS CITY SOUTHERN           COM NEW          485170302     3202    64100 SH       SOLE                 64100    0        0
LSB FINL CORP                  COM              501925101      414    33763 SH       SOLE                 33763    0        0
MAINSOURCE FINANCIAL GP INC    COM              56062Y102      314    36000 SH       SOLE                 36000    0        0
MARATHON OIL CORP              COM              565849106      655    30372 SH       SOLE                 30372    0        0
MARATHON PETE CORP             COM              56585a102      947    35000 SH       SOLE                 35000    0        0
MEDICAL PPTYS TRUST INC        COM              58463J304       90    10000 SH       SOLE                 10000    0        0
METRO BANCORP INC PA           COM              59161R101       87    10000 SH       SOLE                 10000    0        0
MICRON TECHNOLOGY INC          COM              595112103     4771   946575 SH       SOLE                946575    0        0
MICROSOFT CORP                 COM              594918104     1646    66150 SH       SOLE                 66150    0        0
NORTHROP GRUMMAN CORP          COM              666807102      435     8340 SH       SOLE                  8340    0        0
02MICRO INTERNATIONAL LTD      SPONS ADR        67107W100       42    10000 SH       SOLE                 10000    0        0
OLIN CORP                      COM PAR $1       680665205     4489   249250 SH       SOLE                249250    0        0
PACIFIC PREMIER BANCORP        COM              69478X105      944   160002 SH       SOLE                160002    0        0
PAN AMERICAN SILVER CORP       COM              697900108      902    33700 SH       SOLE                 33700    0        0
PARAGON SHIPPING INC           CL A             69913R309       37    47000 SH       SOLE                 47000    0        0
PARAMOUNT GOLD & SILVER CORP   COM              69924P102       24    10000 SH       SOLE                 10000    0        0
PEP BOYS MANNY MOE & JACK      COM              713278109     1524   154400 SH       SOLE                154400    0        0
PFIZER INC                     COM              717081103     1454    82225 SH       SOLE                 82225    0        0
POPULAR INC                    COM              733174106       23    15000 SH       SOLE                 15000    0        0
PSB HLDGS INC                  COM              69360N108      562    23649 SH       SOLE                 23649    0        0
PULASKI FINL CORP              COM              745548107     1318   201185 SH       SOLE                201185    0        0
RADIAN GROUP INC               COM              750236101      101    46000 SH       SOLE                 46000    0        0
RAYTHEON CO                    COM NEW          755111507      229     5600 SH       SOLE                  5600    0        0
READING INTERNATIONAL INC      CL A             755408101     2761   642002 SH       SOLE                642002    0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      301    27100 SH       SOLE                 27100    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      155    13600 SH       SOLE                 13600    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770      529    49903 SH       SOLE                 49903    0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      231    17900 SH       SOLE                 17900    0        0
SABINE ROYALTY TR              UNIT BEN INT     785688102      378     6000 SH       SOLE                  6000    0        0
STRATEGIC DIAGNOSTICS INC      COM              862700101       52    30000 SH       SOLE                 30000    0        0
SUMMIT ST BK SANTA ROSA CALI   COM              866264203       99    19280 SH       SOLE                 19280    0        0
SWS GROUP INC                  COM              78503N107      291    62000 SH       SOLE                 62000    0        0
SYMANTEC CORP                  COM              871503108      287    17600 SH       SOLE                 17600    0        0
SYNOVUS FINL CORP              COM              87161C105       58    54668 SH       SOLE                 54668    0        0
TELEPHONE & DATA SYS INC       COM              879433100      850    40000 SH       SOLE                 40000    0        0
TELEPHONE & DATA SYS INC       SPL COM          879433860     2116   107050 SH       SOLE                107050    0        0
THOMPSON CREEK METALS  CO INC  COM              884768102     2067   340600 SH       SOLE                340600    0        0
TITANIUM METALS CORP           COM NEW          888339207      610    40700 SH       SOLE                 40700    0        0
TOWER FINANCIAL CORP           COM              891769101      362    49900 SH       SOLE                 49900    0        0
TRANSOCEAN LTD                 REG SHS          H8817H100      754    15790 SH       SOLE                 15790    0        0
UNITEDHEALTH GROUP INC         COM              91324P102      955    20710 SH       SOLE                 20710    0        0
UQM TECHNOLOGIES INC           COM              903213106       33    20000 SH       SOLE                 20000    0        0
USA TECHNOLOGIES INC           COM NO PAR       90328S500       43    36000 SH       SOLE                 36000    0        0
VIRGINIA COMM BANCORP INC      COM              92778Q109      992   169000 SH       SOLE                169000    0        0
VSB BANCORP INC N Y            COM              917927105      244    23224 SH       SOLE                 23224    0        0
WAL MART STORES INC            COM              931142103     1006    19382 SH       SOLE                 19382    0        0
WESTMORELAND COAL CO           COM              960878106       78    10000 SH       SOLE                 10000    0        0
WHITING PETE CORP NEW          COM              966387102     2317    66050 SH       SOLE                 66050    0        0
WENDYS CO                      COM              95058W100      826   180000 SH       SOLE                180000    0        0
WISDOMTREE TRUST               JP SMALLCP DIV   97717W958      970    22250 SH       SOLE                 22250    0        0
WORLD HEART CORP               COM NO PAR       980905400        6    15400 SH       SOLE                 15400    0        0
YADKIN VALLEY FINANCIAL CORP   COM              984314104       68    41059 SH       SOLE                 41059    0        0
